FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. For certain instruments, including cash and cash equivalents, accounts payable, and accrued expenses, it was estimated that the carrying amount approximated fair value because of the short maturities of these instruments.

Fair value is estimated using various valuation models, which utilize certain inputs and assumptions that market participants would use in pricing the asset or liability. The inputs and assumptions used in valuation models are classified in the fair value hierarchy as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Quoted market prices for similar instruments in an active market; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations inputs of which are observable and can be corroborated by market data.

Level 3: Unobservable inputs and assumptions that are supported by little or no market activity and that are significant to the fair value of the asset and liability. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining the appropriate hierarchy levels, the Company analyzes the assets and liabilities that are subject to fair value disclosure. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy at December 31, 2023 and 2022:

December 31, 2023	Level 1	Level 2	Level 3	Total
US Treasury Bills	$8,293,663	$—	$—	$8,293,663
Total US Treasury Bills Asset	$8,293,663	$—	$—	$8,293,663

December 31, 2022	Level 1	Level 2	Level 3	Total
US Treasury Bills	$9,992,900	$—	$—	$9,992,900
Total US Treasury Bills Asset	$9,992,900	$—	$—	$9,992,900

The following shows the movement of the warrant liability balance during the year ended December 31,2022, there was no movement in the year ended December 31, 2023.

2020 Note
Warrants
Beginning Balance January 1, 2022	$373,599
Change in Fair value of warrants	(77,237)
Reclassification of warrant liability to an equity instrument	(296,362)
Ending Balance December 31, 2022	$—

Warrants issued to the 2020 Noteholders were classified as a liability on issuance. The original warrants were exchanged for the Noteholder Warrants effective as of March 13, 2022, which were determined to be an equity-classified instrument, and accordingly the warrant liability on such date of $296,362 was reclassified to additional paid in capital on that date.